Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of carrying amounts of right-of-use assets
ROU
USD
At January 1, 2021	254,653
Depreciation expense (note 8)	(84,884)
At December 31, 2021	169,769

Additions during the year	247,789
Depreciation expense (note 8)	(121,020)
At December 31, 2022	296,538

Schedule of carrying amounts of lease liabilities
	2022	2021
	USD	USD

As at January 1	240,200	319,413
Additions during the year	247,789	-
Accretion of interest (note 9)	58,610	57,779
Payments	(189,555)	(136,992)
As at December 31	357,044	240,200

	2022	2021
	USD	USD

Current	188,245	104,233
Non-current	168,799	135,967
	357,044	240,200

Schedule of maturity analysis of lease liabilities
	2022	2021
	USD	USD

Depreciation expense of right-of-use assets (note 8)	121,020	84,884
Interest expense on lease liabilities (note 9)	58,610	57,779
Expenses relating to short-term lease (note 8)	514,643	474,865
Total amount recognized in profit or loss	694,273	617,528